Options (Details)	9 Months Ended
Aug. 31, 2019 $ / shares
Volatility, minimum	93.90%
Volatility, maximum	111.93%
Risk-free interest rate, minimum	1.62%
Risk-free interest rate, maximum	1.90%
Minimum [Member]
Expected life (in years)	5 years 9 months 11 days
Weighted average grant date fair value of options granted	$ 0.22
Maximum [Member]
Expected life (in years)	10 years
Weighted average grant date fair value of options granted	$ 0.28